EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	28,000
Weighted Average exercise price per share	$ 2.15
Warrants exercisable	28,000
Class Of Warrant Or Right One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	11,000
Weighted Average exercise price per share	$ 2.00
Warrants exercisable	11,000
Exercisable through	2015-05
Class Of Warrant Or Right Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to Common shares	17,000
Weighted Average exercise price per share	$ 2.24
Warrants exercisable	17,000
Exercisable through	2015-02